Subsequent events after the Statement of Financial Position date	6 Months Ended
Jun. 30, 2018
Events After Reporting Period [Abstract]
Subsequent events after the Statement of Financial Position date
Subsequent events after the Statement of Financial Position date
On July 2, 2018, the Company completed its previously announced acquisition of all the share capital of Aunt Bessie’s Limited from William Jackson & Son Limited for a purchase price of £209.0 million (€235.9 million). Aunt Bessie’s is a leading frozen food company in the United Kingdom where it manufactures, distributes and sells a range of branded frozen food products. The Aunt Bessie’s brand holds number one and number two market share positions, respectively, within frozen Yorkshire puddings and frozen potatoes, which combine to represent the majority of its revenues. Due to the timing of the close of the transaction, the Company is in the process of completing the initial accounting of this acquisition as a business combination in accordance with IFRS, including the allocation of the purchase price to the fair value of identifiable assets acquired and liabilities assumed.